Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000239677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000239677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000239677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000239677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000239677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000239677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000239677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239677 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234252 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234252 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000234252 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234252 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234252 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234252 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000234252 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234252 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234252 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234252 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%